Note 32 - Investments in Subsidiaries (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Dividends paid to non-controlling interests	$ 0	$ 0	$ 0
Consolidated total liabilities, difference from subsidiary	(1,200,000)
Consolidated total equity, difference from subsidiary	$ 1,200,000
BMC1 [member]
Statement Line Items [Line Items]
Proportion of total equity	3.90%	0.80%	0.40%
Bullish Global [member]
Statement Line Items [Line Items]
Proportion of total equity		0.20%